PREPAID LAND LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Prepaid Land and Leases [Line Items]
Prepaid land leases	$ 12,335	$ 12,641
Less: Accumulated amortization	(2,129)	(1,868)
Deferred Costs, Leasing, Net	$ 10,206	$ 10,773